Trade and other payables (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables
Trade payables	R 28,660	R 28,272
Capital project related payables	38	284
Accrued expenses	3,487	3,914
Other payables (financial liabilities)	1,905	1,757
Related party payables	741	530
third parties	104	20
equity accounted investments	637	510
Trade payables	34,831	34,757
Other payables (non-financial liabilities)	9,728	8,586
Duties payable to revenue authorities	4,118	3,866
Value added tax	125	202
Trade and other payables	R 48,802	R 47,411